Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The income tax expenses (benefits) from continuing operations are summarized as follows:

	December 31, 2024	December 31, 2023
Federal:
Current	$(15)	$-
Deferred	-	-
	(15)	-
State:
Current	21	9
Deferred	-	-
	21	9
Total	$6	$9

Schedule of Effective Income Tax Rate Reconciliation

The provision for income taxes differs from income taxes computed at the federal statutory tax rates are due to the following items:

	December 31, 2024	December 31, 2023
Statutory rate	21.0%	21.0%
State and local taxes	5.1	3.4
Change in valuation allowance	(33.1)	(22.0)
Disallowed interest expense on convertible debt	-	-
Prior year true-up	1.7	1.0
Permanent differences	5.3	(3.4)
	-%	-%

Schedule of Deferred Tax Assets and Liabilities

The income tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31, 2024	December 31, 2023
Deferred tax assets:
NOL carryforwards	$44,336	$37,322
Fixed assets	2,664	2,565
Accrued liabilities	140	1,115
Inventory	652	222
Interest limitation	674	-
Charitable contributions	33	37
Lease accounting	52	46
Capitalized R&D expenses	11,919	10,176
Stock-based compensation expense	1,264	305
Total deferred income tax assets	61,734	51,788
Deferred tax liabilities:
Prepaid expenses	(407)	(470)
Total deferred income tax assets and liabilities	61,327	51,318
Less: Valuation allowance	(61,327)	(51,318)
Net deferred income tax assets and liabilities	$-	$-

Summary of Operating Loss Carryforwards

As of December 31, 2024, we had net operating losses (“NOLs”) as follows (the NOLs which do not expire are subject to an annual utilization limitation of 80% of taxable income):

	December 31, 2024
	Federal	State
NOLs expiring between 2029 and 2037	$43,912	$106,320
NOLs which do not expire	135,875	37,045
Total NOLs	$179,787	$143,365